Debt - Annual Estimated Debt Service Requirements (Details) $ in Millions	Dec. 31, 2017 USD ($)
Other Commitments [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 64
Long-term Debt, Maturities, Repayments of Principal in Year Two	64
Long-term Debt, Maturities, Repayments of Principal in Year Three	64
Long-term Debt, Maturities, Repayments of Principal in Year Four	64
Long-term Debt, Maturities, Repayments of Principal in Year Five	64
Long-term Debt, Maturities, Repayments of Principal after Year Five	8,714
Long-term debt, Maturities, Repayments of Principal, Total	9,034
Contractual Obligation, Due in Next Fiscal Year	504	[1]
Contractual Obligation, Due in Second Year	514	[1]
Contractual Obligation, Due in Third Year	524	[1]
Contractual Obligation, Due in Fourth Year	514	[1]
Contractual Obligation, Due in Fifth Year	514	[1]
Contractual Obligation, Due after Fifth Year	9,694	[1]
Contractual Obligation, Total	12,264	[1]
Interest Expense [Member]
Other Commitments [Line Items]
Other Commitment, Due in Next Twelve Months	440
Other Commitment, Due in Second Year	450
Other Commitment, Due in Third Year	460
Other Commitment, Due in Fourth Year	450
Other Commitment, Due in Fifth Year	450
Other Commitment, Due after Fifth Year	980
Other Commitment, Total	$ 3,230

[1]	Debt principal payments are estimated amounts based on maturity dates and potential borrowings under our revolving credit facilities. Interest payments are estimated based on the forward-looking LIBOR curve. Actual payments may differ from these estimates.